Financial instruments and risk management - Schedule of effectiveness and impacts of hedging relationships (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	£ (14,679)
Net financial assets (liabilities) at the end of the year	(17,500)	£ (14,679)
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Consolidated comprehensive income, cash flow hedges	124	(157)	£ 173
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about hedges [line items]
Derivatives in cash flow hedge (foreign currency debt)	239	(175)	75
Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about hedges [line items]
Derivatives in cash flow hedge (foreign currency risk)	(42)	(10)	(42)
Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value hedge hedged item at beginning end of the year	(65)	(189)
Instruments in fair value hedge relationship at the beginning of the year	(2)	0
Fair value hedge hedged item	341	124
Income statement, Instruments in fair value hedge relationship	(5)	(2)
Fair value hedge hedged item at the end of the year	276	(65)	(189)
Instruments in fair value hedge relationship at the end of the year	(7)	(2)	0
Derivatives | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	0	0
Income statement, net investment hedge	0	0
Consolidated comprehensive income, net investment hedge	5	3
Other movements	(6)	(3)
Net financial assets (liabilities) at the end of the year	(1)	0	0
Derivatives | Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	154	469
Derivatives in cash flow hedge (foreign currency debt)	239	(175)
Consolidated comprehensive income, cash flow hedges	(6)	(123)
Other movements	(20)	(17)
Net financial assets (liabilities) at the end of the year	367	154	469
Derivatives | Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	53	(58)
Derivatives in cash flow hedge (foreign currency risk)	(11)	(26)
Consolidated comprehensive income, cash flow hedges	(130)	111
Other movements	11	26
Net financial assets (liabilities) at the end of the year	(77)	53	(58)
Derivatives | Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	16	(9)
Derivatives in cash flow hedge (commodity price risk)	46	2	(8)
Consolidated comprehensive income, cash flow hedges	32	39
Other movements	(44)	(16)
Net financial assets (liabilities) at the end of the year	50	16	(9)
Derivatives | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	63	189
Derivatives in fair value hedge (interest rate risk)	(346)	(126)
Net financial assets (liabilities) at the end of the year	£ (283)	£ 63	£ 189